Schedule of Components of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Expense:
Federal			$ 532	$ 404	$ 686
State			662	817	(282)
Deferred			0	0	0
Income Taxes	$ 342	$ 392	$ 1,194	$ 1,221	$ 404